UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04098

Name of Registrant:	Vanguard Chester Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023—September 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Target Retirement Income Fund Investor Shares - VTINX

Vanguard Target Retirement 2020 Fund Investor Shares - VTWNX

Vanguard Target Retirement 2025 Fund Investor Shares - VTTVX

Vanguard Target Retirement 2030 Fund Investor Shares - VTHRX

Vanguard Target Retirement 2035 Fund Investor Shares - VTTHX

Vanguard Target Retirement 2040 Fund Investor Shares - VFORX

Vanguard Target Retirement 2045 Fund Investor Shares - VTIVX

Vanguard Target Retirement 2050 Fund Investor Shares - VFIFX

Vanguard Target Retirement 2055 Fund Investor Shares - VFFVX

Vanguard Target Retirement 2060 Fund Investor Shares - VTTSX

Vanguard Target Retirement 2065 Fund Investor Shares - VLXVX

Vanguard Target Retirement 2070 Fund Investor Shares - VSVNX

Vanguard Target Retirement Income Fund
Investor Shares (VTINX)
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Target Retirement Income Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Target Retirement Income Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund uses an asset allocation strategy designed for investors currently in retirement. It seeks to provide current income and some growth of capital.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 7.46% for Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	16.22%	4.45%	4.51%
Target Retirement Income Composite Index	16.34%	4.75%	4.74%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$36,539
Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Bond Market II Index Fund Investor Shares	36.5%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	17.9%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	16.7%
Vanguard Total International Bond II Index Fund Institutional Shares	15.9%
Vanguard Total International Stock Index Fund Investor Shares	12.3%
Other Assets and Liabilities—Net	0.7%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR308

Vanguard Target Retirement 2020 Fund
Investor Shares (VTWNX)
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Target Retirement 2020 Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Target Retirement 2020 Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 7.46% for Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	18.25%	6.01%	5.99%
Target Retirement 2020 Composite Index	18.34%	6.37%	6.27%
MSCI US Broad Market Index	35.26%	15.40%	12.91%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.87%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$37,873
Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Bond Market II Index Fund Investor Shares	33.6%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	22.7%
Vanguard Total International Stock Index Fund Investor Shares	15.4%
Vanguard Total International Bond II Index Fund Institutional Shares	14.7%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	12.9%
Other Assets and Liabilities—Net	0.7%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR682

Vanguard Target Retirement 2025 Fund
Investor Shares (VTTVX)
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Target Retirement 2025 Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Target Retirement 2025 Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 7.46% for Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	21.13%	7.09%	6.74%
Target Retirement 2025 Composite Index	21.26%	7.55%	7.06%
MSCI US Broad Market Index	35.26%	15.40%	12.91%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.87%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$78,755
Number of Portfolio Holdings	8
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	31.0%
Vanguard Total Bond Market II Index Fund Investor Shares	28.7%
Vanguard Total International Stock Index Fund Investor Shares	20.8%
Vanguard Total International Bond II Index Fund Institutional Shares	12.4%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	6.5%
Other Assets and Liabilities—Net	0.6%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR304

Vanguard Target Retirement 2030 Fund
Investor Shares (VTHRX)
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Target Retirement 2030 Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed roughly in line with its benchmark, the Target Retirement 2030 Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 10.35% for Vanguard Total International Bond II Index Fund Institutional Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	23.27%	8.04%	7.35%
Target Retirement 2030 Composite Index	23.41%	8.50%	7.68%
MSCI US Broad Market Index	35.26%	15.40%	12.91%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.87%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$99,058
Number of Portfolio Holdings	7
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	36.7%
Vanguard Total Bond Market II Index Fund Investor Shares	26.6%
Vanguard Total International Stock Index Fund Investor Shares	24.8%
Vanguard Total International Bond II Index Fund Institutional Shares	11.3%
Other Assets and Liabilities—Net	0.6%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR695

Vanguard Target Retirement 2035 Fund
Investor Shares (VTTHX)
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Target Retirement 2035 Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Target Retirement 2035 Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 10.35% for Vanguard Total International Bond II Index Fund Institutional Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	24.76%	8.95%	7.93%
Target Retirement 2035 Composite Index	24.96%	9.41%	8.26%
MSCI US Broad Market Index	35.26%	15.40%	12.91%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.87%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$104,179
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	41.4%
Vanguard Total International Stock Index Fund Investor Shares	27.6%
Vanguard Total Bond Market II Index Fund Investor Shares	21.3%
Vanguard Total International Bond II Index Fund Institutional Shares	9.1%
Other Assets and Liabilities—Net	0.6%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR305

Vanguard Target Retirement 2040 Fund
Investor Shares (VFORX)
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Target Retirement 2040 Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed roughly in line with its benchmark, the Target Retirement 2040 Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 10.35% for Vanguard Total International Bond II Index Fund Institutional Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	26.33%	9.85%	8.49%
Target Retirement 2040 Composite Index	26.51%	10.30%	8.83%
MSCI US Broad Market Index	35.26%	15.40%	12.91%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.87%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$93,115
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	46.3%
Vanguard Total International Stock Index Fund Investor Shares	30.2%
Vanguard Total Bond Market II Index Fund Investor Shares	16.0%
Vanguard Total International Bond II Index Fund Institutional Shares	6.9%
Other Assets and Liabilities—Net	0.6%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR696

Vanguard Target Retirement 2045 Fund
Investor Shares (VTIVX)
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Target Retirement 2045 Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed roughly in line with its benchmark, the Target Retirement 2045 Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 10.35% for Vanguard Total International Bond II Index Fund Institutional Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	27.82%	10.74%	8.97%
Target Retirement 2045 Composite Index	28.08%	11.18%	9.32%
MSCI US Broad Market Index	35.26%	15.40%	12.91%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.87%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$91,013
Number of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	50.3%
Vanguard Total International Stock Index Fund Investor Shares	33.2%
Vanguard Total Bond Market II Index Fund Investor Shares	10.9%
Vanguard Total International Bond II Index Fund Institutional Shares	4.8%
Other Assets and Liabilities—Net	0.8%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR306

Vanguard Target Retirement 2050 Fund
Investor Shares (VFIFX)
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Target Retirement 2050 Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed roughly in line with its benchmark, the Target Retirement 2050 Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 10.35% for Vanguard Total International Bond II Index Fund Institutional Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	28.91%	11.05%	9.13%
Target Retirement 2050 Composite Index	29.26%	11.52%	9.49%
MSCI US Broad Market Index	35.26%	15.40%	12.91%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.87%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$77,441
Number of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	53.5%
Vanguard Total International Stock Index Fund Investor Shares	36.2%
Vanguard Total Bond Market II Index Fund Investor Shares	6.6%
Vanguard Total International Bond II Index Fund Institutional Shares	3.0%
Other Assets and Liabilities—Net	0.7%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR699

Vanguard Target Retirement 2055 Fund
Investor Shares (VFFVX)
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Target Retirement 2055 Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Target Retirement 2055 Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 10.35% for Vanguard Total International Bond II Index Fund Institutional Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	28.92%	11.05%	9.11%
Target Retirement 2055 Composite Index	29.26%	11.52%	9.49%
MSCI US Broad Market Index	35.26%	15.40%	12.91%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.87%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$52,016
Number of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	53.5%
Vanguard Total International Stock Index Fund Investor Shares	36.1%
Vanguard Total Bond Market II Index Fund Investor Shares	6.7%
Vanguard Total International Bond II Index Fund Institutional Shares	3.0%
Other Assets and Liabilities—Net	0.7%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1487

Vanguard Target Retirement 2060 Fund
Investor Shares (VTTSX)
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Target Retirement 2060 Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Target Retirement 2060 Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 10.35% for Vanguard Total International Bond II Index Fund Institutional Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	28.93%	11.05%	9.11%
Target Retirement 2060 Composite Index	29.26%	11.52%	9.49%
MSCI US Broad Market Index	35.26%	15.40%	12.91%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.87%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$29,576
Number of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	53.4%
Vanguard Total International Stock Index Fund Investor Shares	36.2%
Vanguard Total Bond Market II Index Fund Investor Shares	6.6%
Vanguard Total International Bond II Index Fund Institutional Shares	3.0%
Other Assets and Liabilities—Net	0.8%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1691

Vanguard Target Retirement 2065 Fund
Investor Shares (VLXVX)
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Target Retirement 2065 Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Target Retirement 2065 Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 10.35% for Vanguard Total International Bond II Index Fund Institutional Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: July 12, 2017, Through September 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (7/12/2017)
Investor Shares	28.95%	11.04%	9.82%
Target Retirement 2065 Composite Index	29.26%	11.52%	10.22%
MSCI US Broad Market Index	35.26%	15.40%	13.96%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.57%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$8,843
Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	53.2%
Vanguard Total International Stock Index Fund Investor Shares	36.3%
Vanguard Total Bond Market II Index Fund Investor Shares	6.6%
Vanguard Total International Bond II Index Fund Institutional Shares	3.0%
Other Assets and Liabilities—Net	0.9%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1791

Vanguard Target Retirement 2070 Fund
Investor Shares (VSVNX)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about Vanguard Target Retirement 2070 Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund performed in line with its benchmark, the Target Retirement 2070 Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation moderating across much of the world, major central banks including the European Central Bank and the U.S. Federal Reserve began lowering policy rates. Stock and bond prices rose worldwide.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 10.35% for Vanguard Total International Bond II Index Fund Institutional Shares to 35.27% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 28, 2022, Through September 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	Since Inception (6/28/2022)
Investor Shares	28.98%	16.56%
Target Retirement 2070 Composite Index	29.26%	16.78%
MSCI US Broad Market Index	35.26%	21.14%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	3.52%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$1,036
Number of Portfolio Holdings	5
Portfolio Turnover Rate	1%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2024)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.1%
Vanguard Total International Stock Index Fund Investor Shares	35.8%
Vanguard Total Bond Market II Index Fund Investor Shares	7.0%
Vanguard Total International Bond II Index Fund Institutional Shares	3.0%
Other Assets and Liabilities—Net	0.1%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
ARV009

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended September 30, 2024	Fiscal Year Ended September 30, 2023
(a) Audit Fees.	$32,000	$30,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$32,000	$30,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended September 30, 2024	Fiscal Year Ended September 30, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,508,505	$3,295,934
Tax Fees.	$2,017,364	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$5,793,869	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended September 30, 2024
Vanguard Target Retirement Funds
Vanguard Target Retirement Income Fund
Vanguard Target Retirement 2020 Fund
Vanguard Target Retirement 2025 Fund
Vanguard Target Retirement 2030 Fund
Vanguard Target Retirement 2035 Fund
Vanguard Target Retirement 2040 Fund

Contents
Target Retirement Income Fund	1
Target Retirement 2020 Fund	9
Target Retirement 2025 Fund	17
Target Retirement 2030 Fund	25
Target Retirement 2035 Fund	33
Target Retirement 2040 Fund	41
Report of Independent Registered Public Accounting Firm	49
Tax information	50

Target Retirement Income Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (17.9%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	25,248,936	6,530,133
International Stock Fund (12.3%)
	Vanguard Total International Stock Index Fund Investor Shares	216,396,591	4,503,213
U.S. Bond Funds (53.2%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,366,518,049	13,323,551
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	249,129,550	6,121,113
			19,444,664
International Bond Fund (15.9%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	214,176,436	5,795,614
Total Investment Companies (Cost $30,615,690)			36,273,624
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 5.014% (Cost $264,066)	2,641,597	264,160
Total Investments (100.0%) (Cost $30,879,756)			36,537,784
Other Assets and Liabilities—Net (0.0%)			1,413
Net Assets (100%)			36,539,197
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2024	1,137	129,938	151
E-mini S&P 500 Index	December 2024	462	134,309	2,855
				3,006
See accompanying Notes, which are an integral part of the Financial Statements.
1

Target Retirement Income Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $30,879,756)	36,537,784
Cash Collateral Pledged—Futures Contracts	9,027
Receivables for Investment Securities Sold	12,211
Receivables for Accrued Income	89,913
Receivables for Capital Shares Issued	7,293
Variation Margin Receivable—Futures Contracts	16
Total Assets	36,656,244
Liabilities
Payables for Investment Securities Purchased	89,910
Payables for Capital Shares Redeemed	27,137
Total Liabilities	117,047
Net Assets	36,539,197
At September 30, 2024, net assets consisted of:

Paid-in Capital	30,128,752
Total Distributable Earnings (Loss)	6,410,445
Net Assets	36,539,197

Net Assets
Applicable to 2,641,973,936 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	36,539,197
Net Asset Value Per Share	$13.83
See accompanying Notes, which are an integral part of the Financial Statements.
2

Target Retirement Income Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,151,579
Net Investment Income—Note B	1,151,579
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	2
Affiliated Funds Sold[1]	834,904
Futures Contracts	30,373
Realized Net Gain (Loss)	865,279
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	3,363,109
Futures Contracts	10,826
Change in Unrealized Appreciation (Depreciation)	3,373,935
Net Increase (Decrease) in Net Assets Resulting from Operations	5,390,793
1	Includes $33,689,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Target Retirement Income Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,151,579	972,603
Realized Net Gain (Loss)	865,279	423,805
Change in Unrealized Appreciation (Depreciation)	3,373,935	1,147,158
Net Increase (Decrease) in Net Assets Resulting from Operations	5,390,793	2,543,566
Distributions
Total Distributions	(1,578,331)	(1,182,988)
Capital Share Transactions
Issued	2,422,826	2,868,217
Issued in Lieu of Cash Distributions	1,524,768	1,143,309
Redeemed	(6,484,132)	(6,630,784)
Net Increase (Decrease) from Capital Share Transactions	(2,536,538)	(2,619,258)
Total Increase (Decrease)	1,275,924	(1,258,680)
Net Assets
Beginning of Period	35,263,273	36,521,953
End of Period	36,539,197	35,263,273
See accompanying Notes, which are an integral part of the Financial Statements.
4

Target Retirement Income Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.43	$12.00	$15.24	$14.54	$13.85
Investment Operations
Net Investment Income[1]	.422	.333	.380	.278	.308
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.017	.056	—
Net Realized and Unrealized Gain (Loss) on Investments	1.560	.503	(2.381)	.887	.696
Total from Investment Operations	1.982	.836	(1.984)	1.221	1.004
Distributions
Dividends from Net Investment Income	(.448)	(.360)	(.382)	(.256)	(.297)
Distributions from Realized Capital Gains	(.134)	(.046)	(.874)	(.265)	(.017)
Total Distributions	(.582)	(.406)	(1.256)	(.521)	(.314)
Net Asset Value, End of Period	$13.83	$12.43	$12.00	$15.24	$14.54
Total Return[3]	16.22%	7.02%	-14.19%	8.48%	7.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,539	$35,263	$36,522	$16,322	$17,576
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.09%[4]	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.21%	2.64%	2.82%	1.84%	2.19%
Portfolio Turnover Rate	4%[5]	4%[5]	19%[5]	6%	17%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement Income Fund on February 11, 2022, the AFFE was 0.12% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis and remained 0.08% following the acquisition of Vanguard Target Retirement 2015 Fund on July 8, 2022.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Target Retirement Income Fund
Notes to Financial Statements
Vanguard Target Retirement Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
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Target Retirement Income Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. Subject to court approval, the parties have reached an agreement in principle to settle the lawsuit. The settlement is not anticipated to have a financial impact on the Trust.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	105,323
Total Distributable Earnings (Loss)	(105,323)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	44,493
Undistributed Long-Term Gains	720,520
Net Unrealized Gains (Losses)	5,645,432
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	6,410,445
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,240,877	1,046,938
Long-Term Capital Gains	337,454	136,050
Total	1,578,331	1,182,988
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	30,892,352
Gross Unrealized Appreciation	6,937,053
Gross Unrealized Depreciation	(1,291,621)
Net Unrealized Appreciation (Depreciation)	5,645,432
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Target Retirement Income Fund
F.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2024 Shares (000)	2023 Shares (000)
Issued	184,602	227,373
Issued in Lieu of Cash Distributions	115,335	92,349
Redeemed	(495,049)	(527,079)
Net Increase (Decrease) in Shares Outstanding	(195,112)	(207,357)
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	283,342	NA2	NA2	20	7	13,825	2	264,160
Vanguard Short-Term Inflation-Protected Securities Index Fund	5,967,726	191,025	292,700	(12,319)	267,381	173,624	—	6,121,113
Vanguard Total Bond Market II Index Fund	13,009,696	480,402	1,126,802	(89,457)	1,049,712	472,522	—	13,323,551
Vanguard Total International Bond II Index Fund	5,685,794	274,612	457,092	(42,792)	335,092	269,737	—	5,795,614
Vanguard Total International Stock Index Fund	4,192,888	239,644	773,885	118,665	725,901	129,561	—	4,503,213
Vanguard Total Stock Market Index Fund	6,127,293	348,860	1,791,823	860,787	985,016	92,310	—	6,530,133
Total	35,266,739	1,534,543	4,442,302	834,904	3,363,109	1,151,579	2	36,537,784
1	Includes $164,200,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.
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Target Retirement 2020 Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (22.7%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	33,262,141	8,602,588
International Stock Fund (15.4%)
	Vanguard Total International Stock Index Fund Investor Shares	280,007,822	5,826,963
U.S. Bond Funds (46.5%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,305,452,257	12,728,159
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	199,196,455	4,894,257
			17,622,416
International Bond Fund (14.7%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	205,835,829	5,569,917
Total Investment Companies (Cost $30,354,034)			37,621,884
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 5.014% (Cost $250,201)	2,502,977	250,298
Total Investments (100.0%) (Cost $30,604,235)			37,872,182
Other Assets and Liabilities—Net (0.0%)			1,166
Net Assets (100%)			37,873,348
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2024	1,090	124,567	144
E-mini S&P 500 Index	December 2024	469	136,344	2,899
				3,043
See accompanying Notes, which are an integral part of the Financial Statements.
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Target Retirement 2020 Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $30,604,235)	37,872,182
Cash Collateral Pledged—Futures Contracts	9,030
Receivables for Investment Securities Sold	38,151
Receivables for Accrued Income	80,132
Receivables for Capital Shares Issued	10,890
Variation Margin Receivable—Futures Contracts	45
Total Assets	38,010,430
Liabilities
Payables for Investment Securities Purchased	80,103
Payables for Capital Shares Redeemed	56,979
Total Liabilities	137,082
Net Assets	37,873,348
At September 30, 2024, net assets consisted of:

Paid-in Capital	28,235,164
Total Distributable Earnings (Loss)	9,638,184
Net Assets	37,873,348

Net Assets
Applicable to 1,287,256,497 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,873,348
Net Asset Value Per Share	$29.42
See accompanying Notes, which are an integral part of the Financial Statements.
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Target Retirement 2020 Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,168,548
Net Investment Income—Note B	1,168,548
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	2
Affiliated Funds Sold[1]	1,899,059
Futures Contracts	31,986
Realized Net Gain (Loss)	1,931,047
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	3,226,463
Futures Contracts	13,330
Change in Unrealized Appreciation (Depreciation)	3,239,793
Net Increase (Decrease) in Net Assets Resulting from Operations	6,339,388
1	Includes $46,975,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
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Target Retirement 2020 Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,168,548	1,014,170
Realized Net Gain (Loss)	1,931,047	1,497,398
Change in Unrealized Appreciation (Depreciation)	3,239,793	1,169,579
Net Increase (Decrease) in Net Assets Resulting from Operations	6,339,388	3,681,147
Distributions
Total Distributions	(2,289,720)	(1,915,234)
Capital Share Transactions
Issued	2,242,477	2,700,212
Issued in Lieu of Cash Distributions	2,242,720	1,876,931
Redeemed	(8,412,025)	(8,427,322)
Net Increase (Decrease) from Capital Share Transactions	(3,926,828)	(3,850,179)
Total Increase (Decrease)	122,840	(2,084,266)
Net Assets
Beginning of Period	37,750,508	39,834,774
End of Period	37,873,348	37,750,508
See accompanying Notes, which are an integral part of the Financial Statements.
12

Target Retirement 2020 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$26.42	$25.37	$36.04	$33.79	$32.24
Investment Operations
Net Investment Income[1]	.851	.671	.725	.613	.713
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.033	.110	—
Net Realized and Unrealized Gain (Loss) on Investments	3.817	1.643	(5.358)	3.680	1.987
Total from Investment Operations	4.668	2.314	(4.600)	4.403	2.700
Distributions
Dividends from Net Investment Income	(.790)	(.654)	(.789)	(.554)	(.789)
Distributions from Realized Capital Gains	(.878)	(.610)	(5.281)	(1.599)	(.361)
Total Distributions	(1.668)	(1.264)	(6.070)	(2.153)	(1.150)
Net Asset Value, End of Period	$29.42	$26.42	$25.37	$36.04	$33.79
Total Return[3]	18.25%	9.36%	-15.83%	13.37%	8.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,873	$37,751	$39,835	$25,373	$31,887
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.09%[4]	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.09%	2.52%	2.48%	1.73%	2.21%
Portfolio Turnover Rate	4%[5]	3%[5]	14%[5]	5%	19%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2020 Fund on February 11, 2022, the AFFE was 0.13% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
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Target Retirement 2020 Fund
Notes to Financial Statements
Vanguard Target Retirement 2020 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
14

Target Retirement 2020 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. Subject to court approval, the parties have reached an agreement in principle to settle the lawsuit. The settlement is not anticipated to have a financial impact on the Trust.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	254,077
Total Distributable Earnings (Loss)	(254,077)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	658,944
Undistributed Long-Term Gains	1,729,511
Net Unrealized Gains (Losses)	7,249,729
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	9,638,184
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,084,058	990,842
Long-Term Capital Gains	1,205,662	924,392
Total	2,289,720	1,915,234
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	30,622,453
Gross Unrealized Appreciation	8,821,573
Gross Unrealized Depreciation	(1,571,844)
Net Unrealized Appreciation (Depreciation)	7,249,729
15

Target Retirement 2020 Fund
F.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2024 Shares (000)	2023 Shares (000)
Issued	81,454	101,678
Issued in Lieu of Cash Distributions	83,218	74,363
Redeemed	(306,055)	(317,822)
Net Increase (Decrease) in Shares Outstanding	(141,383)	(141,781)
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	348,258	NA2	NA2	22	4	15,598	2	250,298
Vanguard Short-Term Inflation-Protected Securities Index Fund	4,451,843	276,846	32,549	(169)	198,286	135,552	—	4,894,257
Vanguard Total Bond Market II Index Fund	12,311,654	450,316	944,987	(82,018)	993,194	450,916	—	12,728,159
Vanguard Total International Bond II Index Fund	5,547,306	259,239	516,549	(59,087)	339,008	259,240	—	5,569,917
Vanguard Total International Stock Index Fund	6,117,582	250,928	1,704,863	308,425	854,891	180,133	—	5,826,963
Vanguard Total Stock Market Index Fund	8,977,444	367,903	3,315,725	1,731,886	841,080	127,109	—	8,602,588
Total	37,754,087	1,605,232	6,514,673	1,899,059	3,226,463	1,168,548	2	37,872,182
1	Includes $177,710,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.
16

Target Retirement 2025 Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (31.0%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	94,313,431	24,392,283
International Stock Fund (20.8%)
	Vanguard Total International Stock Index Fund Investor Shares	787,647,127	16,390,937
U.S. Bond Funds (35.2%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	2,317,769,324	22,598,251
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	209,156,779	5,138,981
			27,737,232
International Bond Fund (12.4%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	359,314,346	9,723,046
Total Investment Companies (Cost $58,199,550)			78,243,498
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 5.014% (Cost $486,300)	4,864,730	486,473
Total Investments (100.0%) (Cost $58,685,850)			78,729,971
Other Assets and Liabilities—Net (0.0%)			24,678
Net Assets (100%)			78,754,649
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2024	2,275	259,990	302
E-mini S&P 500 Index	December 2024	870	252,920	5,377
				5,679
See accompanying Notes, which are an integral part of the Financial Statements.
17

Target Retirement 2025 Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $58,685,850)	78,729,971
Cash Collateral Pledged—Futures Contracts	17,255
Receivables for Investment Securities Sold	72,635
Receivables for Accrued Income	119,745
Receivables for Capital Shares Issued	27,152
Total Assets	78,966,758
Liabilities
Payables for Investment Securities Purchased	119,690
Payables for Capital Shares Redeemed	92,389
Variation Margin Payable—Futures Contracts	30
Total Liabilities	212,109
Net Assets	78,754,649
At September 30, 2024, net assets consisted of:

Paid-in Capital	54,688,373
Total Distributable Earnings (Loss)	24,066,276
Net Assets	78,754,649

Net Assets
Applicable to 3,851,324,958 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	78,754,649
Net Asset Value Per Share	$20.45
See accompanying Notes, which are an integral part of the Financial Statements.
18

Target Retirement 2025 Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	2,203,082
Net Investment Income—Note B	2,203,082
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	5
Affiliated Funds Sold[1]	3,218,878
Futures Contracts	56,097
Realized Net Gain (Loss)	3,274,980
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	8,985,964
Futures Contracts	28,547
Change in Unrealized Appreciation (Depreciation)	9,014,511
Net Increase (Decrease) in Net Assets Resulting from Operations	14,492,573
1	Includes $256,625,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Target Retirement 2025 Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,203,082	1,762,114
Realized Net Gain (Loss)	3,274,980	1,409,551
Change in Unrealized Appreciation (Depreciation)	9,014,511	4,750,817
Net Increase (Decrease) in Net Assets Resulting from Operations	14,492,573	7,922,482
Distributions
Total Distributions	(2,925,671)	(2,068,531)
Capital Share Transactions
Issued	6,055,516	6,709,930
Issued in Lieu of Cash Distributions	2,869,835	2,031,053
Redeemed	(13,917,429)	(11,801,508)
Net Increase (Decrease) from Capital Share Transactions	(4,992,078)	(3,060,525)
Total Increase (Decrease)	6,574,824	2,793,426
Net Assets
Beginning of Period	72,179,825	69,386,399
End of Period	78,754,649	72,179,825
See accompanying Notes, which are an integral part of the Financial Statements.
20

Target Retirement 2025 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.55	$16.20	$22.84	$20.56	$19.34
Investment Operations
Net Investment Income[1]	.548	.418	.413	.362	.438
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.019	.063	—
Net Realized and Unrealized Gain (Loss) on Investments	3.080	1.426	(3.761)	2.792	1.292
Total from Investment Operations	3.628	1.844	(3.329)	3.217	1.730
Distributions
Dividends from Net Investment Income	(.505)	(.368)	(.440)	(.356)	(.471)
Distributions from Realized Capital Gains	(.223)	(.126)	(2.871)	(.581)	(.039)
Total Distributions	(.728)	(.494)	(3.311)	(.937)	(.510)
Net Asset Value, End of Period	$20.45	$17.55	$16.20	$22.84	$20.56
Total Return[3]	21.13%	11.56%	-17.53%	15.93%	9.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$78,755	$72,180	$69,386	$41,268	$46,521
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.09%[4]	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.91%	2.39%	2.19%	1.63%	2.25%
Portfolio Turnover Rate	7%[5]	6%[5]	14%[5]	7%	21%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2025 Fund on February 11, 2022, the AFFE was 0.13% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
21

Target Retirement 2025 Fund
Notes to Financial Statements
Vanguard Target Retirement 2025 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
22

Target Retirement 2025 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. Subject to court approval, the parties have reached an agreement in principle to settle the lawsuit. The settlement is not anticipated to have a financial impact on the Trust.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	534,418
Total Distributable Earnings (Loss)	(534,418)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,294,022
Undistributed Long-Term Gains	2,804,452
Net Unrealized Gains (Losses)	19,967,802
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	24,066,276
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	2,028,705	1,541,167
Long-Term Capital Gains	896,966	527,364
Total	2,925,671	2,068,531
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	58,762,169
Gross Unrealized Appreciation	22,879,795
Gross Unrealized Depreciation	(2,911,993)
Net Unrealized Appreciation (Depreciation)	19,967,802
23

Target Retirement 2025 Fund
F.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2024 Shares (000)	2023 Shares (000)
Issued	321,666	383,880
Issued in Lieu of Cash Distributions	155,715	122,574
Redeemed	(739,265)	(677,360)
Net Increase (Decrease) in Shares Outstanding	(261,884)	(170,906)
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	850,233	NA2	NA2	57	11	37,083	5	486,473
Vanguard Short-Term Inflation-Protected Securities Index Fund	3,472,304	1,526,975	45,873	1,189	184,386	128,068	—	5,138,981
Vanguard Total Bond Market II Index Fund	20,404,221	1,620,014	987,605	(65,803)	1,627,424	771,603	—	22,598,251
Vanguard Total International Bond II Index Fund	9,039,251	521,546	318,150	(12,363)	492,762	437,984	—	9,723,046
Vanguard Total International Stock Index Fund	15,529,970	558,396	2,797,595	293,910	2,806,256	481,037	—	16,390,937
Vanguard Total Stock Market Index Fund	22,888,304	665,778	6,038,812	3,001,888	3,875,125	347,307	—	24,392,283
Total	72,184,283	4,892,709	10,188,035	3,218,878	8,985,964	2,203,082	5	78,729,971
1	Includes $750,680,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.
24

Target Retirement 2030 Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (36.7%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	140,574,395	36,356,756
International Stock Fund (24.8%)
	Vanguard Total International Stock Index Fund Investor Shares	1,177,153,813	24,496,571
U.S. Bond Fund (26.6%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	2,704,830,883	26,372,101
International Bond Fund (11.3%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	414,406,874	11,213,850
Total Investment Companies (Cost $70,816,329)			98,439,278
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 5.014% (Cost $593,995)	5,941,950	594,195
Total Investments (100.0%) (Cost $71,410,324)			99,033,473
Other Assets and Liabilities—Net (0.0%)			24,909
Net Assets (100%)			99,058,382
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2024	2,678	306,045	355
E-mini S&P 500 Index	December 2024	1,071	311,353	6,619
				6,974
See accompanying Notes, which are an integral part of the Financial Statements.
25

Target Retirement 2030 Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $71,410,324)	99,033,473
Cash Collateral Pledged—Futures Contracts	20,995
Receivables for Investment Securities Sold	53,767
Receivables for Accrued Income	101,758
Receivables for Capital Shares Issued	49,226
Variation Margin Receivable—Futures Contracts	18
Total Assets	99,259,237
Liabilities
Payables for Investment Securities Purchased	101,674
Payables for Capital Shares Redeemed	99,181
Total Liabilities	200,855
Net Assets	99,058,382
At September 30, 2024, net assets consisted of:

Paid-in Capital	69,376,946
Total Distributable Earnings (Loss)	29,681,436
Net Assets	99,058,382

Net Assets
Applicable to 2,480,894,497 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	99,058,382
Net Asset Value Per Share	$39.93
See accompanying Notes, which are an integral part of the Financial Statements.
26

Target Retirement 2030 Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	2,510,656
Net Investment Income—Note B	2,510,656
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	6
Affiliated Funds Sold[1]	1,050,761
Futures Contracts	69,322
Realized Net Gain (Loss)	1,120,089
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	15,152,314
Futures Contracts	30,322
Change in Unrealized Appreciation (Depreciation)	15,182,636
Net Increase (Decrease) in Net Assets Resulting from Operations	18,813,381
1	Includes $403,118,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
27

Target Retirement 2030 Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,510,656	1,859,970
Realized Net Gain (Loss)	1,120,089	610,299
Change in Unrealized Appreciation (Depreciation)	15,182,636	6,928,523
Net Increase (Decrease) in Net Assets Resulting from Operations	18,813,381	9,398,792
Distributions
Total Distributions	(2,243,420)	(1,883,769)
Capital Share Transactions
Issued	10,662,275	10,157,450
Issued in Lieu of Cash Distributions	2,206,276	1,854,906
Redeemed	(11,933,760)	(10,089,296)
Net Increase (Decrease) from Capital Share Transactions	934,791	1,923,060
Total Increase (Decrease)	17,504,752	9,438,083
Net Assets
Beginning of Period	81,553,630	72,115,547
End of Period	99,058,382	81,553,630
See accompanying Notes, which are an integral part of the Financial Statements.
28

Target Retirement 2030 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$33.23	$30.12	$43.40	$37.63	$35.22
Investment Operations
Net Investment Income[1]	1.011	.767	.730	.679	.782
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.028	.098	—
Net Realized and Unrealized Gain (Loss) on Investments	6.609	3.137	(7.291)	6.031	2.495
Total from Investment Operations	7.620	3.904	(6.533)	6.808	3.277
Distributions
Dividends from Net Investment Income	(.920)	(.643)	(.822)	(.661)	(.867)
Distributions from Realized Capital Gains	—	(.151)	(5.925)	(.377)	—
Total Distributions	(.920)	(.794)	(6.747)	(1.038)	(.867)
Net Asset Value, End of Period	$39.93	$33.23	$30.12	$43.40	$37.63
Total Return[3]	23.27%	13.14%	-18.42%	18.29%	9.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$99,058	$81,554	$72,116	$36,946	$42,285
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.09%[4]	0.13%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.78%	2.32%	2.07%	1.62%	2.20%
Portfolio Turnover Rate	7%[5]	3%[5]	11%[5]	6%	21%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2030 Fund on February 11, 2022, the AFFE was 0.13% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
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Target Retirement 2030 Fund
Notes to Financial Statements
Vanguard Target Retirement 2030 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
30

Target Retirement 2030 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. Subject to court approval, the parties have reached an agreement in principle to settle the lawsuit. The settlement is not anticipated to have a financial impact on the Trust.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	477,134
Total Distributable Earnings (Loss)	(477,134)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,560,754
Undistributed Long-Term Gains	633,601
Net Unrealized Gains (Losses)	27,487,081
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	29,681,436
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	2,243,420	1,534,433
Long-Term Capital Gains	—	349,336
Total	2,243,420	1,883,769
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	71,546,392
Gross Unrealized Appreciation	30,355,549
Gross Unrealized Depreciation	(2,868,468)
Net Unrealized Appreciation (Depreciation)	27,487,081
31

Target Retirement 2030 Fund
F.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2024 Shares (000)	2023 Shares (000)
Issued	293,166	307,590
Issued in Lieu of Cash Distributions	62,026	59,567
Redeemed	(328,357)	(307,233)
Net Increase (Decrease) in Shares Outstanding	26,835	59,924
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	814,547	NA2	NA2	47	36	42,243	6	594,195
Vanguard Total Bond Market II Index Fund	20,775,602	4,699,059	803,448	(44,679)	1,745,567	842,372	—	26,372,101
Vanguard Total International Bond II Index Fund	9,013,314	1,834,026	149,988	(679)	517,177	462,470	—	11,213,850
Vanguard Total International Stock Index Fund	20,169,055	1,096,703	1,086,626	73,048	4,244,391	666,480	—	24,496,571
Vanguard Total Stock Market Index Fund	30,787,513	777,259	4,876,183	1,023,024	8,645,143	497,091	—	36,356,756
Total	81,560,031	8,407,047	6,916,245	1,050,761	15,152,314	2,510,656	6	99,033,473
1	Includes $1,018,730,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.
32

Target Retirement 2035 Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (41.4%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	166,597,775	43,087,182
International Stock Fund (27.6%)
	Vanguard Total International Stock Index Fund Investor Shares	1,381,250,456	28,743,822
U.S. Bond Fund (21.3%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	2,281,255,223	22,242,238
International Bond Fund (9.1%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	349,765,876	9,464,665
Total Investment Companies (Cost $71,249,549)			103,537,907
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 5.014% (Cost $618,819)	6,190,185	619,019
Total Investments (100.0%) (Cost $71,868,368)			104,156,926
Other Assets and Liabilities—Net (0.0%)			22,535
Net Assets (100%)			104,179,461
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2024	2,746	313,816	364
E-mini S&P 500 Index	December 2024	1,115	324,145	6,891
				7,255
See accompanying Notes, which are an integral part of the Financial Statements.
33

Target Retirement 2035 Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $71,868,368)	104,156,926
Cash Collateral Pledged—Futures Contracts	21,775
Receivables for Investment Securities Sold	49,636
Receivables for Accrued Income	86,070
Receivables for Capital Shares Issued	50,928
Variation Margin Receivable—Futures Contracts	38
Total Assets	104,365,373
Liabilities
Payables for Investment Securities Purchased	86,015
Payables for Capital Shares Redeemed	99,897
Total Liabilities	185,912
Net Assets	104,179,461
At September 30, 2024, net assets consisted of:

Paid-in Capital	70,050,314
Total Distributable Earnings (Loss)	34,129,147
Net Assets	104,179,461

Net Assets
Applicable to 4,145,024,400 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	104,179,461
Net Asset Value Per Share	$25.13
See accompanying Notes, which are an integral part of the Financial Statements.
34

Target Retirement 2035 Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	2,463,259
Net Investment Income—Note B	2,463,259
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	6
Affiliated Funds Sold[1]	918,521
Futures Contracts	87,117
Realized Net Gain (Loss)	1,005,644
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	17,061,449
Futures Contracts	35,118
Change in Unrealized Appreciation (Depreciation)	17,096,567
Net Increase (Decrease) in Net Assets Resulting from Operations	20,565,470
1	Includes $536,314,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
35

Target Retirement 2035 Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,463,259	1,835,942
Realized Net Gain (Loss)	1,005,644	781,472
Change in Unrealized Appreciation (Depreciation)	17,096,567	7,590,148
Net Increase (Decrease) in Net Assets Resulting from Operations	20,565,470	10,207,562
Distributions
Total Distributions	(2,189,745)	(1,976,113)
Capital Share Transactions
Issued	11,467,634	10,669,339
Issued in Lieu of Cash Distributions	2,156,718	1,946,584
Redeemed	(10,185,189)	(8,732,751)
Net Increase (Decrease) from Capital Share Transactions	3,439,163	3,883,172
Total Increase (Decrease)	21,814,888	12,114,621
Net Assets
Beginning of Period	82,364,573	70,249,952
End of Period	104,179,461	82,364,573
See accompanying Notes, which are an integral part of the Financial Statements.
36

Target Retirement 2035 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.64	$18.50	$27.25	$23.16	$21.60
Investment Operations
Net Investment Income[1]	.601	.471	.455	.430	.470
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.014	.046	—
Net Realized and Unrealized Gain (Loss) on Investments	4.437	2.192	(4.566)	4.244	1.614
Total from Investment Operations	5.038	2.663	(4.097)	4.720	2.084
Distributions
Dividends from Net Investment Income	(.548)	(.402)	(.559)	(.409)	(.524)
Distributions from Realized Capital Gains	—	(.121)	(4.094)	(.221)	—
Total Distributions	(.548)	(.523)	(4.653)	(.630)	(.524)
Net Asset Value, End of Period	$25.13	$20.64	$18.50	$27.25	$23.16
Total Return[3]	24.76%	14.61%	-18.87%	20.60%	9.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$104,179	$82,365	$70,250	$37,822	$40,597
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.09%[4]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.64%	2.30%	2.08%	1.64%	2.15%
Portfolio Turnover Rate	4%[5]	1%[5]	9%[5]	6%	18%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2035 Fund on February 11, 2022, the AFFE was 0.14% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
37

Target Retirement 2035 Fund
Notes to Financial Statements
Vanguard Target Retirement 2035 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
38

Target Retirement 2035 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. Subject to court approval, the parties have reached an agreement in principle to settle the lawsuit. The settlement is not anticipated to have a financial impact on the Trust.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	584,735
Total Distributable Earnings (Loss)	(584,735)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,516,507
Undistributed Long-Term Gains	429,903
Net Unrealized Gains (Losses)	32,182,737
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	34,129,147
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	2,189,745	1,518,471
Long-Term Capital Gains	—	457,642
Total	2,189,745	1,976,113
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	71,974,189
Gross Unrealized Appreciation	34,447,534
Gross Unrealized Depreciation	(2,264,797)
Net Unrealized Appreciation (Depreciation)	32,182,737
39

Target Retirement 2035 Fund
F.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2024 Shares (000)	2023 Shares (000)
Issued	504,125	521,644
Issued in Lieu of Cash Distributions	97,237	101,437
Redeemed	(447,783)	(429,813)
Net Increase (Decrease) in Shares Outstanding	153,579	193,268
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	912,183	NA2	NA2	52	28	45,797	6	619,019
Vanguard Total Bond Market II Index Fund	16,717,264	4,651,616	526,641	(787)	1,400,786	693,870	—	22,242,238
Vanguard Total International Bond II Index Fund	7,302,310	1,857,240	123,085	2,737	425,463	379,510	—	9,464,665
Vanguard Total International Stock Index Fund	22,548,234	1,687,985	428,351	102,276	4,833,678	760,795	—	28,743,822
Vanguard Total Stock Market Index Fund	34,890,772	592,145	3,611,472	814,243	10,401,494	583,287	—	43,087,182
Total	82,370,763	8,788,986	4,689,549	918,521	17,061,449	2,463,259	6	104,156,926
1	Includes $1,217,400,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.
40

Target Retirement 2040 Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (46.3%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	166,674,512	43,107,029
International Stock Fund (30.2%)
	Vanguard Total International Stock Index Fund Investor Shares	1,348,545,483	28,063,231
U.S. Bond Fund (16.0%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,527,766,111	14,895,720
International Bond Fund (6.9%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	238,084,881	6,442,577
Total Investment Companies (Cost $62,295,640)			92,508,557
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 5.014% (Cost $589,869)	5,900,464	590,047
Total Investments (100.0%) (Cost $62,885,509)			93,098,604
Other Assets and Liabilities—Net (0.0%)			16,198
Net Assets (100%)			93,114,802
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2024	2,454	280,446	326
E-mini S&P 500 Index	December 2024	1,126	327,342	6,959
				7,285
See accompanying Notes, which are an integral part of the Financial Statements.
41

Target Retirement 2040 Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $62,885,509)	93,098,604
Cash Collateral Pledged—Futures Contracts	21,355
Receivables for Investment Securities Sold	8,287
Receivables for Accrued Income	58,944
Receivables for Capital Shares Issued	50,932
Variation Margin Receivable—Futures Contracts	183
Total Assets	93,238,305
Liabilities
Payables for Investment Securities Purchased	58,920
Payables for Capital Shares Redeemed	64,583
Total Liabilities	123,503
Net Assets	93,114,802
At September 30, 2024, net assets consisted of:

Paid-in Capital	61,602,484
Total Distributable Earnings (Loss)	31,512,318
Net Assets	93,114,802

Net Assets
Applicable to 2,067,489,679 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	93,114,802
Net Asset Value Per Share	$45.04
See accompanying Notes, which are an integral part of the Financial Statements.
42

Target Retirement 2040 Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	2,067,134
Net Investment Income—Note B	2,067,134
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	4
Affiliated Funds Sold[1]	603,183
Futures Contracts	66,345
Realized Net Gain (Loss)	669,532
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	16,402,715
Futures Contracts	29,341
Change in Unrealized Appreciation (Depreciation)	16,432,056
Net Increase (Decrease) in Net Assets Resulting from Operations	19,168,722
1	Includes $485,408,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
43

Target Retirement 2040 Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,067,134	1,580,870
Realized Net Gain (Loss)	669,532	812,659
Change in Unrealized Appreciation (Depreciation)	16,432,056	7,324,732
Net Increase (Decrease) in Net Assets Resulting from Operations	19,168,722	9,718,261
Distributions
Total Distributions	(1,851,778)	(1,648,245)
Capital Share Transactions
Issued	10,590,366	9,888,244
Issued in Lieu of Cash Distributions	1,824,415	1,625,528
Redeemed	(8,782,179)	(7,781,857)
Net Increase (Decrease) from Capital Share Transactions	3,632,602	3,731,915
Total Increase (Decrease)	20,949,546	11,801,931
Net Assets
Beginning of Period	72,165,256	60,363,325
End of Period	93,114,802	72,165,256
See accompanying Notes, which are an integral part of the Financial Statements.
44

Target Retirement 2040 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$36.50	$32.25	$48.29	$40.07	$37.27
Investment Operations
Net Investment Income[1]	1.017	.821	.797	.764	.799
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.017	.057	—
Net Realized and Unrealized Gain (Loss) on Investments	8.459	4.315	(8.162)	8.312	2.892
Total from Investment Operations	9.476	5.136	(7.348)	9.133	3.691
Distributions
Dividends from Net Investment Income	(.936)	(.714)	(1.003)	(.719)	(.891)
Distributions from Realized Capital Gains	—	(.172)	(7.689)	(.194)	—
Total Distributions	(.936)	(.886)	(8.692)	(.913)	(.891)
Net Asset Value, End of Period	$45.04	$36.50	$32.25	$48.29	$40.07
Total Return[3]	26.33%	16.15%	-19.42%	23.00%	9.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$93,115	$72,165	$60,363	$29,084	$32,404
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.09%[4]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.50%	2.27%	2.08%	1.66%	2.12%
Portfolio Turnover Rate	2%[5]	1%[5]	7%[5]	5%	13%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2040 Fund on February 11, 2022, the AFFE was 0.14% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
45

Target Retirement 2040 Fund
Notes to Financial Statements
Vanguard Target Retirement 2040 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
46

Target Retirement 2040 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. Subject to court approval, the parties have reached an agreement in principle to settle the lawsuit. The settlement is not anticipated to have a financial impact on the Trust.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	515,127
Total Distributable Earnings (Loss)	(515,127)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,292,136
Undistributed Long-Term Gains	140,634
Net Unrealized Gains (Losses)	30,079,548
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	31,512,318
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,851,778	1,327,883
Long-Term Capital Gains	—	320,362
Total	1,851,778	1,648,245
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	63,019,056
Gross Unrealized Appreciation	31,578,975
Gross Unrealized Depreciation	(1,499,427)
Net Unrealized Appreciation (Depreciation)	30,079,548
47

Target Retirement 2040 Fund
F.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2024 Shares (000)	2023 Shares (000)
Issued	261,232	274,531
Issued in Lieu of Cash Distributions	46,328	48,264
Redeemed	(217,148)	(217,354)
Net Increase (Decrease) in Shares Outstanding	90,412	105,441
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	742,525	NA2	NA2	31	37	36,670	4	590,047
Vanguard Total Bond Market II Index Fund	11,174,009	3,054,841	271,618	(9,088)	947,576	463,461	—	14,895,720
Vanguard Total International Bond II Index Fund	4,726,925	1,501,351	71,858	1,776	284,383	251,524	—	6,442,577
Vanguard Total International Stock Index Fund	21,635,460	1,939,514	317,633	88,026	4,717,864	741,508	—	28,063,231
Vanguard Total Stock Market Index Fund	33,874,355	584,982	2,327,601	522,438	10,452,855	573,971	—	43,107,029
Total	72,153,274	7,080,688	2,988,710	603,183	16,402,715	2,067,134	4	93,098,604
1	Includes $1,033,610,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.
48

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Chester Funds and Shareholders of Vanguard Target Retirement Income Fund, Vanguard Target Retirement 2020 Fund, Vanguard Target Retirement 2025 Fund, Vanguard Target Retirement 2030 Fund, Vanguard Target Retirement 2035 Fund and Vanguard Target Retirement 2040 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Target Retirement Income Fund, Vanguard Target Retirement 2020 Fund, Vanguard Target Retirement 2025 Fund, Vanguard Target Retirement 2030 Fund, Vanguard Target Retirement 2035 Fund and Vanguard Target Retirement 2040 Fund (six of the funds constituting Vanguard Chester Funds, hereafter collectively referred to as the "Funds") as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
 /s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
49

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Target Retirement Income Fund	6.8%
Target Retirement 2020 Fund	9.2
Target Retirement 2025 Fund	13.3
Target Retirement 2030 Fund	16.9
Target Retirement 2035 Fund	20.5
Target Retirement 2040 Fund	23.8
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Fund	($000)
Target Retirement Income Fund	184,168
Target Retirement 2020 Fund	274,175
Target Retirement 2025 Fund	688,051
Target Retirement 2030 Fund	899,997
Target Retirement 2035 Fund	1,010,704
Target Retirement 2040 Fund	975,530
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Target Retirement Income Fund	368,789
Target Retirement 2020 Fund	323,028
Target Retirement 2025 Fund	453,896
Target Retirement 2030 Fund	357,105
Target Retirement 2035 Fund	300,146
Target Retirement 2040 Fund	204,156
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund and Target Retirement 2040 Fund for the fiscal year are qualified short-term capital gains.
The following amounts were distributed as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Fund	($000)
Target Retirement Income Fund	405,218
Target Retirement 2020 Fund	1,330,748
Target Retirement 2025 Fund	1,055,027
Target Retirement 2030 Fund	14,998
Target Retirement 2035 Fund	7,299
Target Retirement 2040 Fund	1,907
50

The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
Target Retirement Income Fund	68.7%
Target Retirement 2020 Fund	73.5
Target Retirement 2025 Fund	64.1
Target Retirement 2030 Fund	58.8
Target Retirement 2035 Fund	50.0
Target Retirement 2040 Fund	39.5
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated to shareholders as foreign source income and foreign taxes paid. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Fund	Foreign Source Income ($000)	Foreign Taxes Paid ($000)
Target Retirement Income Fund	237,369	9,382
Target Retirement 2020 Fund	282,094	12,796
Target Retirement 2025 Fund	647,405	33,623
Target Retirement 2030 Fund	836,171	46,271
Target Retirement 2035 Fund	891,775	52,401
Target Retirement 2040 Fund	820,603	50,836

Q3080 112024
51

Financial Statements
For the year ended September 30, 2024
Vanguard Target Retirement Funds
Vanguard Target Retirement 2045 Fund
Vanguard Target Retirement 2050 Fund
Vanguard Target Retirement 2055 Fund
Vanguard Target Retirement 2060 Fund
Vanguard Target Retirement 2065 Fund
Vanguard Target Retirement 2070 Fund

Contents
Target Retirement 2045 Fund	1
Target Retirement 2050 Fund	9
Target Retirement 2055 Fund	17
Target Retirement 2060 Fund	25
Target Retirement 2065 Fund	33
Target Retirement 2070 Fund	41
Report of Independent Registered Public Accounting Firm	49
Tax information	50

Target Retirement 2045 Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.2%)
U.S. Stock Fund (50.3%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	177,068,994	45,795,354
International Stock Fund (33.2%)
	Vanguard Total International Stock Index Fund Investor Shares	1,452,052,346	30,217,209
U.S. Bond Fund (10.9%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,017,713,248	9,922,704
International Bond Fund (4.8%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	161,265,290	4,363,839
Total Investment Companies (Cost $58,649,857)			90,299,106
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[1]	Vanguard Market Liquidity Fund, 5.014% (Cost $689,156)	6,893,611	689,361
Total Investments (100.0%) (Cost $59,339,013)			90,988,467
Other Assets and Liabilities—Net (0.0%)			24,650
Net Assets (100%)			91,013,117
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2024	3,065	350,272	409
E-mini S&P 500 Index	December 2024	1,236	359,321	7,639
				8,048
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2045 Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $59,339,013)	90,988,467
Cash Collateral Pledged—Futures Contracts	24,180
Receivables for Investment Securities Sold	42,697
Receivables for Accrued Income	40,614
Receivables for Capital Shares Issued	59,072
Variation Margin Receivable—Futures Contracts	33
Total Assets	91,155,063
Liabilities
Payables for Investment Securities Purchased	40,598
Payables for Capital Shares Redeemed	101,348
Total Liabilities	141,946
Net Assets	91,013,117
At September 30, 2024, net assets consisted of:

Paid-in Capital	58,220,707
Total Distributable Earnings (Loss)	32,792,410
Net Assets	91,013,117

Net Assets
Applicable to 2,952,972,083 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	91,013,117
Net Asset Value Per Share	$30.82
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2045 Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,898,858
Net Investment Income—Note B	1,898,858
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	5
Affiliated Funds Sold[1]	644,995
Futures Contracts	69,844
Realized Net Gain (Loss)	714,844
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	16,797,361
Futures Contracts	34,427
Change in Unrealized Appreciation (Depreciation)	16,831,788
Net Increase (Decrease) in Net Assets Resulting from Operations	19,445,490
1	Includes $606,774,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2045 Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,898,858	1,474,423
Realized Net Gain (Loss)	714,844	898,295
Change in Unrealized Appreciation (Depreciation)	16,831,788	7,499,425
Net Increase (Decrease) in Net Assets Resulting from Operations	19,445,490	9,872,143
Distributions
Total Distributions	(1,701,640)	(1,622,229)
Capital Share Transactions
Issued	10,856,682	9,893,868
Issued in Lieu of Cash Distributions	1,674,884	1,597,470
Redeemed	(8,043,403)	(6,881,466)
Net Increase (Decrease) from Capital Share Transactions	4,488,163	4,609,872
Total Increase (Decrease)	22,232,013	12,859,786
Net Assets
Beginning of Period	68,781,104	55,921,318
End of Period	91,013,117	68,781,104
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2045 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.66	$21.54	$31.04	$25.22	$23.38
Investment Operations
Net Investment Income[1]	.657	.548	.536	.495	.492
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.007	.020	—
Net Realized and Unrealized Gain (Loss) on Investments	6.111	3.200	(5.672)	5.840	1.900
Total from Investment Operations	6.768	3.748	(5.129)	6.355	2.392
Distributions
Dividends from Net Investment Income	(.608)	(.486)	(.629)	(.452)	(.552)
Distributions from Realized Capital Gains	—	(.142)	(3.742)	(.083)	—
Total Distributions	(.608)	(.628)	(4.371)	(.535)	(.552)
Net Asset Value, End of Period	$30.82	$24.66	$21.54	$31.04	$25.22
Total Return[3]	27.82%	17.67%	-19.93%	25.42%	10.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$91,013	$68,781	$55,921	$28,918	$30,205
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.09%[4]	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.37%	2.25%	2.09%	1.68%	2.08%
Portfolio Turnover Rate	1%[5]	1%[5]	5%[5]	4%	9%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2045 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2045 Fund
Notes to Financial Statements
Vanguard Target Retirement 2045 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund.
Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2045 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. Subject to court approval, the parties have reached an agreement in principle to settle the lawsuit. The settlement is not anticipated to have a financial impact on the Trust.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	629,977
Total Distributable Earnings (Loss)	(629,977)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,183,810
Undistributed Long-Term Gains	47,422
Net Unrealized Gains (Losses)	31,561,178
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	32,792,410
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,701,640	1,254,390
Long-Term Capital Gains	—	367,839
Total	1,701,640	1,622,229
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	59,427,289
Gross Unrealized Appreciation	32,447,235
Gross Unrealized Depreciation	(886,057)
Net Unrealized Appreciation (Depreciation)	31,561,178

Target Retirement 2045 Fund
F.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2024 Shares (000)	2023 Shares (000)
Issued	393,465	407,526
Issued in Lieu of Cash Distributions	62,706	70,747
Redeemed	(291,976)	(285,799)
Net Increase (Decrease) in Shares Outstanding	164,195	192,474
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	837,984	NA2	NA2	32	50	41,097	5	689,361
Vanguard Total Bond Market II Index Fund	7,074,053	2,391,159	149,969	4,231	603,230	301,294	—	9,922,704
Vanguard Total International Bond II Index Fund	2,871,702	1,361,969	56,593	1,572	185,189	163,332	—	4,363,839
Vanguard Total International Stock Index Fund	22,753,830	2,772,568	405,663	102,359	4,994,115	785,274	—	30,217,209
Vanguard Total Stock Market Index Fund	35,242,139	629,174	1,627,537	536,801	11,014,777	607,861	—	45,795,354
Total	68,779,708	7,154,870	2,239,762	644,995	16,797,361	1,898,858	5	90,988,467
1	Includes $1,202,800,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.

Target Retirement 2050 Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (53.5%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	160,173,433	41,425,655
International Stock Fund (36.2%)
	Vanguard Total International Stock Index Fund Investor Shares	1,346,073,947	28,011,799
U.S. Bond Fund (6.6%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	524,775,121	5,116,557
International Bond Fund (3.0%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	85,341,389	2,309,338
Total Investment Companies (Cost $51,720,266)			76,863,349
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 5.014% (Cost $573,283)	5,734,628	573,462
Total Investments (100.0%) (Cost $52,293,549)			77,436,811
Other Assets and Liabilities—Net (0.0%)			4,174
Net Assets (100%)			77,440,985
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2024	2,523	288,332	335
E-mini S&P 500 Index	December 2024	1,031	299,724	6,372
				6,707
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2050 Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $52,293,549)	77,436,811
Cash Collateral Pledged—Futures Contracts	20,103
Receivables for Accrued Income	21,849
Receivables for Capital Shares Issued	60,652
Variation Margin Receivable—Futures Contracts	42
Total Assets	77,539,457
Liabilities
Payables for Investment Securities Purchased	47,561
Payables for Capital Shares Redeemed	50,911
Total Liabilities	98,472
Net Assets	77,440,985
At September 30, 2024, net assets consisted of:

Paid-in Capital	51,451,228
Total Distributable Earnings (Loss)	25,989,757
Net Assets	77,440,985

Net Assets
Applicable to 1,497,621,450 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	77,440,985
Net Asset Value Per Share	$51.71
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2050 Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,528,517
Net Investment Income—Note B	1,528,517
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	3
Affiliated Funds Sold[1]	484,494
Futures Contracts	50,913
Realized Net Gain (Loss)	535,410
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	14,749,014
Futures Contracts	27,232
Change in Unrealized Appreciation (Depreciation)	14,776,246
Net Increase (Decrease) in Net Assets Resulting from Operations	16,840,173
1	Includes $494,587,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2050 Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,528,517	1,192,157
Realized Net Gain (Loss)	535,410	847,632
Change in Unrealized Appreciation (Depreciation)	14,776,246	6,221,469
Net Increase (Decrease) in Net Assets Resulting from Operations	16,840,173	8,261,258
Distributions
Total Distributions	(1,372,680)	(1,134,127)
Capital Share Transactions
Issued	10,844,484	9,932,027
Issued in Lieu of Cash Distributions	1,350,227	1,115,771
Redeemed	(6,858,135)	(6,274,244)
Net Increase (Decrease) from Capital Share Transactions	5,336,576	4,773,554
Total Increase (Decrease)	20,804,069	11,900,685
Net Assets
Beginning of Period	56,636,916	44,736,231
End of Period	77,440,985	56,636,916
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2050 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$41.00	$35.44	$50.09	$40.60	$37.63
Investment Operations
Net Investment Income[1]	1.056	.904	.884	.798	.793
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.009	.031	—
Net Realized and Unrealized Gain (Loss) on Investments	10.638	5.557	(9.524)	9.498	3.053
Total from Investment Operations	11.694	6.461	(8.631)	10.327	3.846
Distributions
Dividends from Net Investment Income	(.984)	(.805)	(1.026)	(.741)	(.876)
Distributions from Realized Capital Gains	—	(.096)	(4.993)	(.096)	—
Total Distributions	(.984)	(.901)	(6.019)	(.837)	(.876)
Net Asset Value, End of Period	$51.71	$41.00	$35.44	$50.09	$40.60
Total Return[3]	28.91%	18.48%	-20.18%	25.65%	10.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$77,441	$56,637	$44,736	$21,583	$22,979
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.09%[4]	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.28%	2.24%	2.10%	1.68%	2.08%
Portfolio Turnover Rate	1%[5]	2%[5]	4%[5]	4%	9%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2050 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2050 Fund
Notes to Financial Statements
Vanguard Target Retirement 2050 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund.
Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2050 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. Subject to court approval, the parties have reached an agreement in principle to settle the lawsuit. The settlement is not anticipated to have a financial impact on the Trust.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	509,579
Total Distributable Earnings (Loss)	(509,579)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	955,617
Undistributed Long-Term Gains	23,982
Net Unrealized Gains (Losses)	25,010,158
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	25,989,757
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,372,680	1,012,798
Long-Term Capital Gains	—	121,329
Total	1,372,680	1,134,127
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	52,426,653
Gross Unrealized Appreciation	25,584,235
Gross Unrealized Depreciation	(574,077)
Net Unrealized Appreciation (Depreciation)	25,010,158

Target Retirement 2050 Fund
F.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2024 Shares (000)	2023 Shares (000)
Issued	235,290	246,763
Issued in Lieu of Cash Distributions	30,329	29,841
Redeemed	(149,397)	(157,371)
Net Increase (Decrease) in Shares Outstanding	116,222	119,233
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	595,128	NA2	NA2	20	49	29,111	3	573,462
Vanguard Total Bond Market II Index Fund	3,975,264	1,088,574	272,323	(8,122)	333,164	161,384	—	5,116,557
Vanguard Total International Bond II Index Fund	1,552,897	714,545	57,667	(3,239)	102,802	85,389	—	2,309,338
Vanguard Total International Stock Index Fund	20,316,546	3,537,733	465,466	88,252	4,534,734	714,912	—	28,011,799
Vanguard Total Stock Market Index Fund	30,192,144	1,712,246	664,583	407,583	9,778,265	537,721	—	41,425,655
Total	56,631,979	7,053,098	1,460,039	484,494	14,749,014	1,528,517	3	77,436,811
1	Includes $971,630,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.

Target Retirement 2055 Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (53.5%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	107,648,394	27,841,105
International Stock Fund (36.1%)
	Vanguard Total International Stock Index Fund Investor Shares	902,706,448	18,785,321
U.S. Bond Fund (6.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	356,569,947	3,476,557
International Bond Fund (3.0%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	57,560,798	1,557,595
Total Investment Companies (Cost $37,404,480)			51,660,578
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 5.014% (Cost $345,883)	3,459,960	345,996
Total Investments (100.0%) (Cost $37,750,363)			52,006,574
Other Assets and Liabilities—Net (0.0%)			9,178
Net Assets (100%)			52,015,752
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2024	1,385	158,280	184
E-mini S&P 500 Index	December 2024	681	197,975	4,209
				4,393
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2055 Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $37,750,363)	52,006,574
Cash Collateral Pledged—Futures Contracts	12,719
Receivables for Accrued Income	14,626
Receivables for Capital Shares Issued	52,585
Variation Margin Receivable—Futures Contracts	156
Total Assets	52,086,660
Liabilities
Payables for Investment Securities Purchased	25,329
Payables for Capital Shares Redeemed	45,579
Total Liabilities	70,908
Net Assets	52,015,752
At September 30, 2024, net assets consisted of:

Paid-in Capital	37,161,607
Total Distributable Earnings (Loss)	14,854,145
Net Assets	52,015,752

Net Assets
Applicable to 901,400,574 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	52,015,752
Net Asset Value Per Share	$57.71
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2055 Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,012,092
Net Investment Income—Note B	1,012,092
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	2
Affiliated Funds Sold[1]	359,215
Futures Contracts	33,527
Realized Net Gain (Loss)	392,744
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	9,716,990
Futures Contracts	17,117
Change in Unrealized Appreciation (Depreciation)	9,734,107
Net Increase (Decrease) in Net Assets Resulting from Operations	11,138,943
1	Includes $362,452,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2055 Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,012,092	757,392
Realized Net Gain (Loss)	392,744	502,355
Change in Unrealized Appreciation (Depreciation)	9,734,107	3,870,705
Net Increase (Decrease) in Net Assets Resulting from Operations	11,138,943	5,130,452
Distributions
Total Distributions	(888,536)	(648,927)
Capital Share Transactions
Issued	8,991,675	8,314,898
Issued in Lieu of Cash Distributions	873,723	638,183
Redeemed	(4,864,879)	(4,239,814)
Net Increase (Decrease) from Capital Share Transactions	5,000,519	4,713,267
Total Increase (Decrease)	15,250,926	9,194,792
Net Assets
Beginning of Period	36,764,826	27,570,034
End of Period	52,015,752	36,764,826
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2055 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$45.74	$39.46	$54.38	$44.08	$40.84
Investment Operations
Net Investment Income[1]	1.179	1.011	.981	.868	.862
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.010	.034	—
Net Realized and Unrealized Gain (Loss) on Investments	11.874	6.192	(10.672)	10.295	3.307
Total from Investment Operations	13.053	7.203	(9.681)	11.197	4.169
Distributions
Dividends from Net Investment Income	(1.083)	(.885)	(1.099)	(.791)	(.929)
Distributions from Realized Capital Gains	—	(.038)	(4.140)	(.106)	—
Total Distributions	(1.083)	(.923)	(5.239)	(.897)	(.929)
Net Asset Value, End of Period	$57.71	$45.74	$39.46	$54.38	$44.08
Total Return[3]	28.92%	18.48%	-20.17%	25.61%	10.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52,016	$36,765	$27,570	$12,516	$12,901
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.09%[4]	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.28%	2.25%	2.10%	1.68%	2.09%
Portfolio Turnover Rate	1%[5]	1%[5]	4%[5]	6%	8%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2055 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2055 Fund
Notes to Financial Statements
Vanguard Target Retirement 2055 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund.
Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2055 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. Subject to court approval, the parties have reached an agreement in principle to settle the lawsuit. The settlement is not anticipated to have a financial impact on the Trust.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	375,045
Total Distributable Earnings (Loss)	(375,045)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	636,367
Undistributed Long-Term Gains	34,939
Net Unrealized Gains (Losses)	14,182,839
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	14,854,145
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	888,536	622,443
Long-Term Capital Gains	—	26,484
Total	888,536	648,927
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	37,823,735
Gross Unrealized Appreciation	14,547,895
Gross Unrealized Depreciation	(365,056)
Net Unrealized Appreciation (Depreciation)	14,182,839

Target Retirement 2055 Fund
F.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2024 Shares (000)	2023 Shares (000)
Issued	174,790	185,243
Issued in Lieu of Cash Distributions	17,587	15,300
Redeemed	(94,819)	(95,370)
Net Increase (Decrease) in Shares Outstanding	97,558	105,173
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	366,319	NA2	NA2	17	25	17,421	2	345,996
Vanguard Total Bond Market II Index Fund	2,582,067	851,270	174,087	1,253	216,054	108,114	—	3,476,557
Vanguard Total International Bond II Index Fund	1,002,290	532,195	43,229	(1,640)	67,979	56,551	—	1,557,595
Vanguard Total International Stock Index Fund	13,247,927	2,888,028	415,664	68,874	2,996,156	473,424	—	18,785,321
Vanguard Total Stock Market Index Fund	19,565,411	2,069,520	521,313	290,711	6,436,776	356,582	—	27,841,105
Total	36,764,014	6,341,013	1,154,293	359,215	9,716,990	1,012,092	2	52,006,574
1	Includes $837,070,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.

Target Retirement 2060 Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.2%)
U.S. Stock Fund (53.4%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	61,107,311	15,804,184
International Stock Fund (36.2%)
	Vanguard Total International Stock Index Fund Investor Shares	514,036,532	10,697,100
U.S. Bond Fund (6.6%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	201,568,218	1,965,290
International Bond Fund (3.0%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	32,723,667	885,502
Total Investment Companies (Cost $22,204,934)			29,352,076
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[1]	Vanguard Market Liquidity Fund, 5.014% (Cost $226,330)	2,263,985	226,399
Total Investments (100.0%) (Cost $22,431,264)			29,578,475
Other Assets and Liabilities—Net (0.0%)			(2,502)
Net Assets (100%)			29,575,973
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2024	885	101,139	117
E-mini S&P 500 Index	December 2024	458	133,146	2,831
				2,948
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2060 Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $22,431,264)	29,578,475
Cash Collateral Pledged—Futures Contracts	8,465
Receivables for Accrued Income	8,395
Receivables for Capital Shares Issued	34,860
Variation Margin Receivable—Futures Contracts	126
Total Assets	29,630,321
Liabilities
Payables for Investment Securities Purchased	28,605
Payables for Capital Shares Redeemed	25,743
Total Liabilities	54,348
Net Assets	29,575,973
At September 30, 2024, net assets consisted of:

Paid-in Capital	22,083,737
Total Distributable Earnings (Loss)	7,492,236
Net Assets	29,575,973

Net Assets
Applicable to 556,250,369 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,575,973
Net Asset Value Per Share	$53.17
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2060 Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	562,108
Net Investment Income—Note B	562,108
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1
Affiliated Funds Sold[1]	157,516
Futures Contracts	22,761
Realized Net Gain (Loss)	180,278
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	5,416,518
Futures Contracts	9,864
Change in Unrealized Appreciation (Depreciation)	5,426,382
Net Increase (Decrease) in Net Assets Resulting from Operations	6,168,768
1	Includes $162,229,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2060 Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	562,108	393,439
Realized Net Gain (Loss)	180,278	188,523
Change in Unrealized Appreciation (Depreciation)	5,426,382	1,995,500
Net Increase (Decrease) in Net Assets Resulting from Operations	6,168,768	2,577,462
Distributions
Total Distributions	(474,148)	(313,855)
Capital Share Transactions
Issued	6,613,234	5,725,418
Issued in Lieu of Cash Distributions	464,827	307,570
Redeemed	(2,893,982)	(2,278,877)
Net Increase (Decrease) from Capital Share Transactions	4,184,079	3,754,111
Total Increase (Decrease)	9,878,699	6,017,718
Net Assets
Beginning of Period	19,697,274	13,679,556
End of Period	29,575,973	19,697,274
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2060 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$42.12	$36.30	$48.04	$38.95	$36.07
Investment Operations
Net Investment Income[1]	1.090	.936	.903	.773	.762
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.009	.029	—
Net Realized and Unrealized Gain (Loss) on Investments	10.938	5.697	(9.930)	9.085	2.922
Total from Investment Operations	12.028	6.633	(9.018)	9.887	3.684
Distributions
Dividends from Net Investment Income	(.978)	(.813)	(.936)	(.684)	(.804)
Distributions from Realized Capital Gains	—	—	(1.786)	(.113)	—
Total Distributions	(.978)	(.813)	(2.722)	(.797)	(.804)
Net Asset Value, End of Period	$53.17	$42.12	$36.30	$48.04	$38.95
Total Return[3]	28.93%	18.49%	-20.16%	25.60%	10.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,576	$19,697	$13,680	$6,658	$6,027
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.09%[4]	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.29%	2.26%	2.10%	1.69%	2.09%
Portfolio Turnover Rate	1%[5]	1%[5]	3%[5]	8%	6%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2060 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2060 Fund
Notes to Financial Statements
Vanguard Target Retirement 2060 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund .
Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2060 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. Subject to court approval, the parties have reached an agreement in principle to settle the lawsuit. The settlement is not anticipated to have a financial impact on the Trust.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	170,397
Total Distributable Earnings (Loss)	(170,397)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	358,943
Undistributed Long-Term Gains	14,621
Net Unrealized Gains (Losses)	7,118,672
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	7,492,236
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	474,148	313,855
Long-Term Capital Gains	—	—
Total	474,148	313,855
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	22,459,803
Gross Unrealized Appreciation	7,295,852
Gross Unrealized Depreciation	(177,180)
Net Unrealized Appreciation (Depreciation)	7,118,672

Target Retirement 2060 Fund
F.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2024 Shares (000)	2023 Shares (000)
Issued	139,473	138,419
Issued in Lieu of Cash Distributions	10,156	8,008
Redeemed	(61,037)	(55,574)
Net Increase (Decrease) in Shares Outstanding	88,592	90,853
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	201,765	NA2	NA2	6	23	11,144	1	226,399
Vanguard Total Bond Market II Index Fund	1,371,534	578,395	105,248	688	119,921	59,464	—	1,965,290
Vanguard Total International Bond II Index Fund	534,345	333,269	19,131	(318)	37,337	31,280	—	885,502
Vanguard Total International Stock Index Fund	7,092,119	2,101,058	200,345	28,102	1,676,166	262,292	—	10,697,100
Vanguard Total Stock Market Index Fund	10,498,675	1,844,966	251,566	129,038	3,583,071	197,928	—	15,804,184
Total	19,698,438	4,857,688	576,290	157,516	5,416,518	562,108	1	29,578,475
1	Includes $401,820,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.

Target Retirement 2065 Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.1%)
U.S. Stock Fund (53.2%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	18,207,156	4,708,917
International Stock Fund (36.3%)
	Vanguard Total International Stock Index Fund Investor Shares	154,094,184	3,206,700
U.S. Bond Fund (6.6%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	60,143,015	586,395
International Bond Fund (3.0%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	9,774,951	264,510
Total Investment Companies (Cost $7,115,518)			8,766,522
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[1]	Vanguard Market Liquidity Fund, 5.014% (Cost $75,769)	757,885	75,789
Total Investments (100.0%) (Cost $7,191,287)			8,842,311
Other Assets and Liabilities—Net (0.0%)			646
Net Assets (100%)			8,842,957
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2024	270	30,856	36
E-mini S&P 500 Index	December 2024	153	44,479	946
				982
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2065 Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $7,191,287)	8,842,311
Cash Collateral Pledged—Futures Contracts	2,780
Receivables for Accrued Income	2,521
Receivables for Capital Shares Issued	16,917
Variation Margin Receivable—Futures Contracts	54
Total Assets	8,864,583
Liabilities
Payables for Investment Securities Purchased	12,742
Payables for Capital Shares Redeemed	8,884
Total Liabilities	21,626
Net Assets	8,842,957
At September 30, 2024, net assets consisted of:

Paid-in Capital	7,095,065
Total Distributable Earnings (Loss)	1,747,892
Net Assets	8,842,957

Net Assets
Applicable to 253,660,328 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,842,957
Net Asset Value Per Share	$34.86
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2065 Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	159,046
Net Investment Income—Note B	159,046
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold[1]	39,508
Futures Contracts	7,819
Realized Net Gain (Loss)	47,327
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	1,525,852
Futures Contracts	2,953
Change in Unrealized Appreciation (Depreciation)	1,528,805
Net Increase (Decrease) in Net Assets Resulting from Operations	1,735,178
1	Includes $38,893,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2065 Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	159,046	97,583
Realized Net Gain (Loss)	47,327	21,392
Change in Unrealized Appreciation (Depreciation)	1,528,805	483,869
Net Increase (Decrease) in Net Assets Resulting from Operations	1,735,178	602,844
Distributions
Total Distributions	(123,878)	(70,815)
Capital Share Transactions
Issued	2,941,658	2,130,702
Issued in Lieu of Cash Distributions	120,545	68,514
Redeemed	(1,021,065)	(673,806)
Net Increase (Decrease) from Capital Share Transactions	2,041,138	1,525,410
Total Increase (Decrease)	3,652,438	2,057,439
Net Assets
Beginning of Period	5,190,519	3,133,080
End of Period	8,842,957	5,190,519
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2065 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$27.59	$23.76	$30.31	$24.52	$22.69
Investment Operations
Net Investment Income[1]	.718	.617	.594	.500	.485
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.005	.017	—
Net Realized and Unrealized Gain (Loss) on Investments	7.169	3.723	(6.543)	5.712	1.802
Total from Investment Operations	7.887	4.340	(5.944)	6.229	2.287
Distributions
Dividends from Net Investment Income	(.617)	(.510)	(.535)	(.400)	(.457)
Distributions from Realized Capital Gains	—	—	(.071)	(.039)	—
Total Distributions	(.617)	(.510)	(.606)	(.439)	(.457)
Net Asset Value, End of Period	$34.86	$27.59	$23.76	$30.31	$24.52
Total Return[3]	28.95%	18.47%	-20.10%	25.59%	10.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,843	$5,191	$3,133	$1,430	$864
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.09%[4]	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.29%	2.27%	2.13%	1.72%	2.11%
Portfolio Turnover Rate	0%[5]	1%[5]	2%[5]	5%	6%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2065 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2065 Fund
Notes to Financial Statements
Vanguard Target Retirement 2065 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund.
Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2065 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. Subject to court approval, the parties have reached an agreement in principle to settle the lawsuit. The settlement is not anticipated to have a financial impact on the Trust.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	41,501
Total Distributable Earnings (Loss)	(41,501)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	104,073
Undistributed Long-Term Gains	2,038
Net Unrealized Gains (Losses)	1,641,781
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,747,892
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	123,878	70,815
Long-Term Capital Gains	—	—
Total	123,878	70,815
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,200,530
Gross Unrealized Appreciation	1,685,783
Gross Unrealized Depreciation	(44,002)
Net Unrealized Appreciation (Depreciation)	1,641,781

Target Retirement 2065 Fund
F.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2024 Shares (000)	2023 Shares (000)
Issued	94,300	78,495
Issued in Lieu of Cash Distributions	4,018	2,723
Redeemed	(32,780)	(24,968)
Net Increase (Decrease) in Shares Outstanding	65,538	56,250
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	61,345	NA2	NA2	2	8	3,721	—	75,789
Vanguard Total Bond Market II Index Fund	356,384	211,260	14,948	227	33,472	16,577	—	586,395
Vanguard Total International Bond II Index Fund	141,395	117,408	4,816	(47)	10,570	8,695	—	264,510
Vanguard Total International Stock Index Fund	1,864,657	911,008	52,225	8,787	474,473	73,966	—	3,206,700
Vanguard Total Stock Market Index Fund	2,763,712	979,540	72,203	30,539	1,007,329	56,087	—	4,708,917
Total	5,187,493	2,219,216	144,192	39,508	1,525,852	159,046	—	8,842,311
1	Includes $121,340,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.

Target Retirement 2070 Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.9%)
U.S. Stock Fund (54.1%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	2,168,205	560,763
International Stock Fund (35.8%)
	Vanguard Total International Stock Index Fund Investor Shares	17,854,504	371,552
U.S. Bond Fund (7.0%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	7,406,082	72,209
International Bond Fund (3.0%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	1,143,080	30,932
Total Investment Companies (Cost $890,247)			1,035,456
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 5.014% (Cost $1,679)	16,794	1,679
Total Investments (100.1%) (Cost $891,926)			1,037,135
Other Assets and Liabilities—Net (-0.1%)			(1,037)
Net Assets (100%)			1,036,098
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2070 Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $891,926)	1,037,135
Receivables for Accrued Income	268
Receivables for Capital Shares Issued	5,137
Total Assets	1,042,540
Liabilities
Payables for Investment Securities Purchased	2,905
Payables for Capital Shares Redeemed	3,537
Total Liabilities	6,442
Net Assets	1,036,098
At September 30, 2024, net assets consisted of:

Paid-in Capital	881,659
Total Distributable Earnings (Loss)	154,439
Net Assets	1,036,098

Net Assets
Applicable to 37,566,535 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,036,098
Net Asset Value Per Share	$27.58
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2070 Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	14,595
Net Investment Income—Note B	14,595
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	(286)
Futures Contracts	38
Realized Net Gain (Loss)	(248)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	143,467
Net Increase (Decrease) in Net Assets Resulting from Operations	157,814
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2070 Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,595	3,677
Realized Net Gain (Loss)	(248)	(30)
Change in Unrealized Appreciation (Depreciation)	143,467	4,653
Net Increase (Decrease) in Net Assets Resulting from Operations	157,814	8,300
Distributions
Total Distributions	(7,044)	(626)
Capital Share Transactions
Issued	730,478	317,437
Issued in Lieu of Cash Distributions	6,795	608
Redeemed	(166,624)	(42,943)
Net Increase (Decrease) from Capital Share Transactions	570,649	275,102
Total Increase (Decrease)	721,419	282,776
Net Assets
Beginning of Period	314,679	31,903
End of Period	1,036,098	314,679
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2070 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,		June 28, 2022[1] to September 30, 2022
	2024	2023
Net Asset Value, Beginning of Period	$21.72	$18.50	$20.00
Investment Operations
Net Investment Income[2]	.567	.523	.113
Capital Gain Distributions Received[2]	.000[3]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	5.666	2.879	(1.613)
Total from Investment Operations	6.233	3.402	(1.500)
Distributions
Dividends from Net Investment Income	(.373)	(.182)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.373)	(.182)	—
Net Asset Value, End of Period	$27.58	$21.72	$18.50
Total Return[4]	28.98%	18.49%	-7.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,036	$315	$32
Ratio of Total Expenses to Average Net Assets	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%[5]
Ratio of Net Investment Income to Average Net Assets	2.27%	2.40%	2.15%[5]
Portfolio Turnover Rate	1%	2%	44%
1	Inception.
2	Calculated based on average shares outstanding.
3	Distribution was less than $.001 per share.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2070 Fund
Notes to Financial Statements
Vanguard Target Retirement 2070 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund.
Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at September 30, 2024.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2070 Fund
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2024, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	457
Total Distributable Earnings (Loss)	(457)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	10,290
Undistributed Long-Term Gains	14
Net Unrealized Gains (Losses)	144,135
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	154,439
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	7,044	626
Long-Term Capital Gains	—	—
Total	7,044	626
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	893,000
Gross Unrealized Appreciation	145,231
Gross Unrealized Depreciation	(1,096)
Net Unrealized Appreciation (Depreciation)	144,135

Target Retirement 2070 Fund
E.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2024 Shares (000)	2023 Shares (000)
Issued	29,511	14,713
Issued in Lieu of Cash Distributions	286	31
Redeemed	(6,716)	(1,983)
Net Increase (Decrease) in Shares Outstanding	23,081	12,761
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	1,253	NA1	NA1	1	—	52	—	1,679
Vanguard Total Bond Market II Index Fund	22,081	47,552	697	8	3,265	1,628	—	72,209
Vanguard Total International Bond II Index Fund	9,434	20,737	239	5	995	771	—	30,932
Vanguard Total International Stock Index Fund	113,108	216,338	3,214	(72)	45,392	6,685	—	371,552
Vanguard Total Stock Market Index Fund	169,577	300,492	2,893	(228)	93,815	5,459	—	560,763
Total	315,453	585,119	7,043	(286)	143,467	14,595	—	1,037,135
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Chester Funds and Shareholders of Vanguard Target Retirement 2045 Fund, Vanguard Target Retirement 2050 Fund, Vanguard Target Retirement 2055 Fund, Vanguard Target Retirement 2060 Fund, Vanguard Target Retirement 2065 Fund and Vanguard Target Retirement 2070 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (six of the funds constituting Vanguard Chester Funds, hereafter collectively referred to as the "Funds") as of September 30, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Vanguard Target Retirement 2045 Fund (1)
Vanguard Target Retirement 2050 Fund (1)
Vanguard Target Retirement 2055 Fund (1)
Vanguard Target Retirement 2060 Fund (1)
Vanguard Target Retirement 2065 Fund (1)
Vanguard Target Retirement 2070 Fund (2)
(1) The related statement of operations for the year ended September 30,2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024.
(2) The related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the two years in the period ended September 30, 2024 and for the period June 28, 2022 (inception) through September 30, 2022.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Target Retirement 2045 Fund	27.5%
Target Retirement 2050 Fund	30.1
Target Retirement 2055 Fund	30.1
Target Retirement 2060 Fund	29.9
Target Retirement 2065 Fund	29.9
Target Retirement 2070 Fund	32.0
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Fund	($000)
Target Retirement 2045 Fund	1,014,792
Target Retirement 2050 Fund	883,952
Target Retirement 2055 Fund	571,913
Target Retirement 2060 Fund	304,696
Target Retirement 2065 Fund	79,434
Target Retirement 2070 Fund	4,530
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Target Retirement 2045 Fund	141,310
Target Retirement 2050 Fund	80,083
Target Retirement 2055 Fund	52,772
Target Retirement 2060 Fund	29,672
Target Retirement 2065 Fund	8,526
Target Retirement 2070 Fund	707
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the Target Retirement 2055, Target Retirement 2060, Target Retirement 2065 and Target Retirement 2070 Fund for the fiscal year are qualified short-term capital gains.
The following amounts were distributed as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Fund	($000)
Target Retirement 2045 Fund	572
Target Retirement 2050 Fund	234
Target Retirement 2055 Fund	424
Target Retirement 2060 Fund	209
Target Retirement 2065 Fund	33
Target Retirement 2070 Fund	—
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
Target Retirement 2045 Fund	28.8%
Target Retirement 2050 Fund	19.4
Target Retirement 2055 Fund	19.8
Target Retirement 2060 Fund	20.7
Target Retirement 2065 Fund	22.5
Target Retirement 2070 Fund	32.7

The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated to shareholders as foreign source income and foreign taxes paid. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Fund	Foreign Source Income ($000)	Foreign Taxes Paid ($000)
Target Retirement 2045 Fund	826,516	53,614
Target Retirement 2050 Fund	726,865	48,691
Target Retirement 2055 Fund	481,336	32,247
Target Retirement 2060 Fund	266,575	17,862
Target Retirement 2065 Fund	75,087	5,036
Target Retirement 2070 Fund	6,782	456

Q3080B 112024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are borne by the underlying Vanguard funds in which the funds of the Registrant invest.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 22, 2024

VANGUARD CHESTER FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: November 22, 2024

* By: /s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney  filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.